EQUITY (Detail Narrative) - USD ($)						1 Months Ended					3 Months Ended		12 Months Ended
	Mar. 05, 2024	Aug. 04, 2023	Feb. 02, 2023	Feb. 01, 2023	Jan. 06, 2023	Feb. 28, 2025	Dec. 20, 2024	Feb. 29, 2024	Jan. 31, 2024	Jun. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024	Jun. 01, 2023
Proceeds shares of common stock, value													$ 112,000	$ 567,000
Issued shares of common stock, shares													15,348	55,549
Preferred stock, par value											$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized											69,445		69,445	69,445
Preferred stock, shares issued											0		0	0
Preferred stock, shares outstanding											0		0	0
Intrinsic value of the warrants											$ 0		$ 0
Common stock, par value											$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized											8,333,333		8,333,333	8,333,333
Common stock, shares issued											567,582		567,582	531,650
Common stock, shares outstanding													3,281,032	546,905
Issuance additional shares of common stock													70,897
Valuation [Member]
Options Granted											244,000	40,675	42,427	34,344
Option Granted, value											$ 299,000	$ 299,000	$ 307,000	$ 586,000
Stock-based compensation expense													818,000	1,020,000
Stock option expense, related parties													475,000	890,000
Stock option expense, unamortized											820,000		1,013,000
Stock option expense, unamortized, Related parties													652,000
Options Outstanding, intrinsic value											$ 0		$ 0	$ 0
Valuation [Member] | Related Parties [Member]
Options Granted											102,000	17,169	18,921	16,593
Option Granted, value											$ 128,000	$ 129,000	$ 137,000	$ 427,000
Stock option expense, unamortized											$ 543,000
2018 Equity Incentive Plan [Member]
Common stock reserved for future issuance															79,724
Issuance additional shares of common stock					71,393	80,693
Common stock, shares issuable											335,564		254,871
Common stock, shares available to be issued											206,588		125,895			175,147
Options Granted In Fiscal Year Twenty Three [Member]
Exercise price		$ 12.06								$ 11.94
Granted options to purchase common stock		1,086								672
January, 2024 [Member] | 2018 Equity Incentive Plan [Member]
Exercise price									$ 8.94
Granted options to purchase common stock									15,334
March 5, 2024 | 2018 Equity Incentive Plan [Member]
Exercise price	$ 8.94
Granted options to purchase common stock	25,341
Febuary, 2024 | Represents as a equity incentive plan.
Exercise price								$ 9.30
Options repriced								81,372
Additional amortization expense								$ 210,000
December 20, 2024 [Member] | 2018 Equity Incentive Plan [Member]
Exercise price							$ 5.68
Granted options to purchase common stock							1,752
February One [Member] | 2018 Equity Incentive Plan [Member]
Exercise price				$ 18.90
Granted options to purchase common stock				14,167
Febuary Two [Member] | 2018 Equity Incentive Plan [Member]
Exercise price			$ 18.90
Granted options to purchase common stock			15,001
Febuary Two [Member] | Equity Incentives Plan One [Member]
Exercise price			$ 18.90
Granted options to purchase common stock			3,293
Febuary Two [Member] | Equity Incentives Plan Two [Member]
Exercise price			$ 18.90
Granted options to purchase common stock			125